Note 5 - Transactions With Related Parties	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Transactions with Related Parties:

(a) Central Mare– Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, pursuant to which Central Mare provides the Company with its executive officers (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Chief Operating Officer).

As of December 31, 2019 and 2020 the amounts due to Central Mare were $0 and $29 respectively. This amount is presented in Due to related parties, on the accompanying consolidated balance sheets.

The fees charged by and expenses relating to Central Mare for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Year Ended December 31,
	2018	2019	2020	Presented in:
Executive officers and other personnel expenses	2,400	360	360	General and administrative expenses - Statement of comprehensive loss
Amortization of awarded shares*	(34)	(34)	(34)	Management fees - related parties - Statement of comprehensive loss
Total	2,366	326	326

*As per the Company’s equity incentive plan, or the 2015 plan (currently null and void since due to the recent reverse stock splits of the Company’s stock the shares left to be vested are zero), the Company incurred an amortization gain of $34 relating to the amortization of the original fair value of the equity incentive plan recognized at inception, for each of the years ended December 31, 2018, 2019 and 2020.

On January 2, 2018, the Company’s board of directors granted to Mr. Evangelos J. Pistiolis a bonus of $2,250, to be distributed at his own discretion to other executives and is included in “General and administrative expenses” in the accompanying consolidated statements of comprehensive loss.

(b) Central Shipping Monaco SAM (“CSM”) – Letter Agreement and Management Agreements: On March 10, 2014, the Company entered into a letter agreement, or the Letter Agreement, with CSM, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, and on March 10, 2014 and June 18, 2014 the Company entered into management agreements, or Management Agreements, between CSM and the Company’s vessel-owning subsidiaries respectively. The Letter Agreement could only be terminated subject to an eighteen-month advance notice, subject to a termination fee equal to twelve months of fees payable under the Letter Agreement.

Pursuant to the Letter Agreement, as well as the Management Agreements concluded between CSM and the Company’s vessel-owning subsidiaries, the Company paid a technical management fee of $595 per day per vessel for the provision of technical, operation, insurance, bunkering and crew management, commencing three months before the vessel was scheduled to be delivered by the shipyard and a commercial management fee of $328 per day per vessel, commencing from the date the vessel was delivered from the shipyard. In addition, the Management Agreements provided for payment to CSM of: (i) $541 per day for superintendent visits plus actual expenses; (ii) a chartering commission of 1.25% on all freight, hire and demurrage revenues; (iii) a commission of 1.00% on all gross vessel sale proceeds or the purchase price paid for vessels and (iv) a financing fee of 0.2% on derivative agreements and loan financing or refinancing. CSM also performed supervision services for all of the Company’s newbuilding vessels while the vessels were under construction, for which the Company paid CSM the actual cost of the supervision services plus a fee of 7% of such supervision services.

CSM provided, at cost, all accounting, reporting and administrative services. Finally, the Letter Agreement provided for a performance incentive fee for the provision of management services to be determined at the discretion of the Company. The Management Agreements had an initial term of five years, after which they would have continued to be in effect until terminated by either party subject to an eighteen-month advance notice of termination. Pursuant to the terms of the Management Agreements, all fees payable to CSM were adjusted annually according to the US Consumer Price Inflation (“CPI”) of the previous year and if CPI is less than 2% then a 2% increase was effected.

As of December 31, 2019 and 2020, there are no amounts due to CSM.

On January 1, 2019, the Company terminated the letter agreement with CSM without incurring any penalties.

The fees charged by and expenses relating to CSM for the year ended December 31, 2018 are as follows:

	Year Ended December 31, 2018	Presented in:
Management fees	101	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	2,455	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	63	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	187	Vessel operating expenses -Statement of comprehensive loss
	101	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	233	Management fees - related parties -Statement of comprehensive loss
Financing fees	139	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission for sale and purchase of vessels	3,861	Management fees - related parties -Statement of comprehensive loss
Commission on charter hire agreements	511	Voyage expenses - Statement of comprehensive loss
Performance incentive fee	1,250	Management fees - related parties - Statement of comprehensive loss
Total	8,901

For the year ended December 31 2018, CSM charged the Company newbuilding supervision related pass-through costs amounting to $958.

(c) Central Shipping Inc (“CSI”) – Letter Agreement and Management Agreements: On January 1, 2019, the Company entered into a letter agreement with CSI (“CSI Letter Agreement”), a related party affiliated with the family of Evangelos J. Pistiolis and between January 1, 2019 and May 28, 2020 the Company entered into management agreements, or Management Agreements, between CSI and the Company’s vessel-owning subsidiaries respectively. The CSI Letter Agreement can only be terminated subject to an eighteen-month advance notice, subject to a termination fee equal to twelve months of fees payable under the CSI Letter Agreement.

Pursuant to the CSI Letter Agreement, as well as the Management Agreements concluded between CSI and the Company’s vessel-owning subsidiaries, the Company pays a management fee of $561 per day per vessel for the provision of technical, commercial, operation, insurance, bunkering and crew management, commencing three months before the vessel is scheduled to be delivered by the shipyard. In addition, the Management Agreements provide for payment to CSI of: (i) $510 per day for superintendent visits plus actual expenses; (ii) a chartering commission of 1.25% on all freight, hire and demurrage revenues; (iii) a commission of 1.00% on all gross vessel sale proceeds or the purchase price paid for vessels and (iv) a financing fee of 0.2% on derivative agreements and loan financing or refinancing. CSI also performs supervision services for all of the Company’s newbuilding vessels while the vessels are under construction, for which the Company pays CSI the actual cost of the supervision services plus a fee of 7% of such supervision services.

CSI provides, at cost, all accounting, reporting and administrative services. Finally, the CSI Letter Agreement provides for a performance incentive fee for the provision of management services to be determined at the discretion of the Company. The management agreements have an initial term of five years, after which they will continue to be in effect until terminated by either party subject to an eighteen-month advance notice of termination. Pursuant to the terms of the management agreements, all fees payable to CSI are adjusted annually according to the US Consumer Price Inflation (“CPI”) of the previous year and if CPI is less than 2% then a 2% increase is effected.

As of December 31, 2019 and 2020, the amounts due to CSI were $621 and $3,116 respectively and are presented in Due to related parties, on the accompanying consolidated balance sheets.

The fees charged by and expenses relating to CSI for the years ended December 31, 2019 and 2020 are as follows:

	Year Ended December 31,
	2019	2020	Presented in:
Management fees	109	69	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	2,237	1,953	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	55	63	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	247	60	Vessel operating expenses -Statement of comprehensive loss
	172	198	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	240	330	Management fees - related parties -Statement of comprehensive loss
Commission for sale and purchase of vessels	-	3,377	Management fees - related parties -Statement of comprehensive loss
		3,971	Loss from vessel sales -Statement of comprehensive loss
		454	Capitalized in Investments–Balance sheet
		1,017	Capitalized in Right of use assets from operating leases - Balance Sheet
Financing fees	263	-	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire agreements	829	761	Voyage expenses - Statement of comprehensive loss
Total	4,152	12,253

For the years ended December 31, 2019 and 2020, CSI charged the Company newbuilding supervision related pass-through costs amounting to $985 and $967 respectively, which are not included in the table above and are presented within Vessels, net / Advances for vessels acquisitions / under construction in the Company’s accompanying consolidated balance sheet.

(d) Issuance of Series E Shares to Family Trading Inc (“Family Trading”): On March 29, 2019 the Company entered into a stock purchase agreement with Family Trading, a related party owned by the Lax Trust, an irrevocable trust established for the benefit of certain family members of Mr. Evangelos J. Pistiolis, pursuant to which the Company exchanged the outstanding principal, fees and interest of the Further Amended Family Trading Credit Facility with 27,129 Series E Shares (defined below, also see Note 16). As of December 31, 2019 and 2020, dividends due to Family Trading were $1,621 and $864 respectively and are presented in Due to related parties, on the accompanying consolidated balance sheets.

(e) Vessel Acquisitions from affiliated entities: From February 20 to May 28, 2020 the Company entered into a series of transactions with a number of entities affiliated with Mr. Evangelos J. Pistiolis (see Notes 1, 5 and 20). As of December 31, 2019 and 2020, the Company owes $14,350 and $1,150 respectively to the previous owners of the newbuilding vessels presented in Due to related parties in the accompanying consolidated balance sheets.

(f) Charter Party with Central Tankers Chartering Inc (“Central Tankers Chartering”): On September 1, 2017 the Company entered into a time charter party with Central Tankers Chartering, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, for the vessel M/T Eco Palm Desert delivered from Hyundai in September 2018. The time charter was for a firm period of three years at a daily rate of $14,750 with two optional years at daily rates of $15,250 and $15,750 respectively, at Central Tankers Chartering’s option. The time charter carried a 1.25% address commission payable to Central Tankers Chartering. In April 2019 the Company terminated the time charter party with Central Tankers Chartering without incurring any penalties and entered into a time charter agreement with Shell Tankers Singapore Private Limited (“Shell”) for a firm period of two years at a fixed daily rate of $13,300 plus a 50% profit share for earned rates over the fixed rate with one optional year at a daily rate of $13,950, at charterers option. Furthermore, on May 4, 2020 the Company entered into a time charter party with Central Tankers Chartering, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, for the vessels M/T Eco Van Nuys, M/T Eco Santa Monica and M/T Eco Venice Beach. The time charters are for a firm period of five years at a daily rate of $16,200 with two optional years at daily rates of $17,200 and $18,200 respectively at Central Tankers Chartering’s option and will commence upon each vessel’s delivery from the shipyard in the first quarter of 2021. As of December 31, 2019 and 2020, there are no amounts due to Central Tankers Chartering.

(g) Personal Guarantees by Mr. Evangelos J. Pistiolis and Related Amendments to the Series D Preferred Shares: As a prerequisite for the Navigare Lease (defined below, see Note 6A), Mr. Evangelos J. Pistiolis personally guaranteed the performance of the bareboat charters connected to the lease, under certain circumstances, and in exchange, the Company agreed to indemnify him for any losses suffered as a result of the guarantee provided, and the Company amended the Certificate of Designations governing the terms of the Series D Preferred Shares (see Note 9), to adjust the voting rights per share of Series D Preferred Shares such that during the term of the Navigare Lease, the combined voting power controlled by Mr. Evangelos J. Pistiolis and the Lax Trust does not fall below a majority of the Company’s total voting power, irrespective of any new common or preferred stock issuances, and thereby complying with a relevant covenant of the bareboat charters entered in connection with the Navigare Lease. Due to the related party nature of the transactions involving Mr. Evangelos J. Pistiolis, such transactions were unanimously approved by our Board of Directors, including all three independent directors.